BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED JULY 29, 2024,

TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2024

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Addition to Portfolio Management for the Destinations Global Fixed Income Opportunities Fund

Numeric Investors LLC (“Numeric”) has been appointed to serve as sub-adviser to the Destinations Global Fixed Income Opportunities Fund (the “Fund”). Accordingly, the following changes are hereby made to the Summary Prospectus and Prospectus:

In the “Investment adviser” section of the Summary Prospectus, and the corresponding section of the Prospectus, the following is hereby added to the “Sub-advisers and Portfolio Managers” table in the appropriate alphabetical order thereof:

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Numeric Investors, LLC
Paul Kamenski, CFA, Portfolio Manager and Co-Head of Credit	2024
Robert Lam, Portfolio Manager and Co-Head of Credit	2024

In addition, in the “Fund Management” section of the Prospectus, under “The Multi-Manager Strategy” heading, under the sub-heading titled “Destinations Global Fixed Income Opportunities Fund,” the following text is hereby added in the appropriate alphabetical order thereof:

Numeric Investors LLC: Numeric Investors LLC (“Numeric”), located at 200 Pier 4 Boulevard, Boston, Massachusetts 02210, serves as a Sub-adviser to the Destinations Global Fixed Income Opportunities Fund. Numeric is a Delaware limited liability company that was initially founded in 1989 and is a wholly owned subsidiary of Man Investments Holdings Inc., a Delaware corporation. Numeric provides investment advisory services for U.S. and non-U.S. clients. A team of investment professionals manages the portion of the Destinations Global Fixed Income Opportunities Fund’s assets allocated to Numeric. Paul Kamenski, CFA, joined Numeric in 2012 and is the Co-Head of Credit at Numeric, where he is responsible for the development and day-to-day portfolio management of all credit strategies. Prior to joining Numeric, Mr. Kamenski worked as a corporate analyst at MF Global. Mr. Kamenski received a Bachelor of Science in materials engineering from the University of Wisconsin and a master’s degree in materials modeling from the University of Oxford. Mr. Kamenski holds the Charted Financial Analyst designation. Robert Lam is the Co-Head of Credit at Numeric where he is responsible for the development and day-to-day portfolio management of all credit strategies. Prior to joining Numeric in 2018, Mr. Lam held positions with Deutsche Bank Securities, Incapture, and most recently with Apollo Global Management where he led quantitative research and data science for the liquid credit opportunities business. Mr. Lam received a bachelor’s in applied science in systems design engineering from the University of Waterloo.

There are no other changes to the Summary Prospectus or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BRINKER CAPITAL DESTINATIONS TRUST

SUPPLEMENT DATED july 29, 2024,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 1, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Addition to Portfolio Management for the Destinations Global Fixed Income Opportunities Fund

Numeric Investors LLC (“Numeric”) has been appointed to serve as sub-adviser to the Destinations Global Fixed Income Opportunities Fund (the “Fund”). Accordingly, the following changes are hereby made to the SAI:

In the “Portfolio Manager Disclosure” section, under the heading titled “Portfolio Managers”, the following text is hereby added in the appropriate alphabetical order thereof:

Numeric Investors, LLC

Numeric Investors, LLC, (“Numeric”), serves as a Sub-adviser to a portion of the assets of the Destinations Global Fixed Income Opportunities Funds. Numeric is a limited liability company that is a wholly owned subsidiary of the Man Group. As of March 28, 2024, Numeric had approximately $48.9 billion in assets under management.

Compensation. Portfolio managers at Numeric are compensated through a base salary and discretionary bonus. Base salaries are benchmarked against key competitors, using external market data providers. Annual discretionary bonuses are based on assessments of personal, team and company performance. Portfolio managers’ discretionary bonus compensation therefore is based upon the profitably of Numeric and the wider Man Group. Portfolio managers will typically have part of their discretionary bonus mandatorily deferred, with the proportion deferred increasing as total compensation increases. A share or fund award is granted in respect of the deferred portion and will typically be subject to a three- or five-year vesting period. The share awards grant participants a conditional right over Man Group shares and the fund awards grant a conditional right to receive a cash sum at a future date which is equal to the market value of units in the selected investment products managed by Man Group entities. For portfolio managers at Numeric whose deferred award is above $40,000, at least 25% of the deferred portion is mandatorily deferred into one of the investment products that they manage and they can elect that up to 100% of the deferred portion is deferred into units of investment products managed by Man Group entities (or up to 75% for portfolio managers who are members of the Man Group executive committee). The remainder of the deferred portion will be deferred into share awards. There are no other special compensation schemes for the portfolio managers.

Ownership of Fund Shares. As of June 30, 2024, the portfolio managers did not beneficially own any shares of the Destinations Global Fixed Income Opportunities Funds.

Other Accounts. As of June 30, 2024, in addition to the Destinations Global Fixed Income Opportunities Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Paul Kamenski, CFA	0	$0	2		$154	4		$576
	0	$0	1	*	$118	1	*	$87
Robert Lam	0	$0	2		$154	4		$576
	0	$0	1	*	$118	1	*	$87

* This account, which is a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers, in performing their duties, manage accounts other than the Destinations Global Fixed Income Opportunities Fund (collectively with other accounts managed by Numeric and its affiliates, “Other Accounts”). The Fund has no interests in these activities. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of Other Accounts for which the portfolio managers are responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and Other Accounts he/she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the Other Accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate Numeric on the performance of the securities held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will report such potential conflict to the compliance department in accordance with the policies and procedures of Numeric.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.